Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities [Abstract]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	23%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	2	–	20	7
Lifetime loss severity rates	9	80	39	8	88	54
Discount margin	3	36	7	5	40	11
December 31, 2010
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Balances of assets and liabilities measured at fair value on a recurring basis

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime	–	–	803	–	803
Non-prime	–	–	802		802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Other liabilities	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278
December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199
Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470
Total	$1,054	$57,494	$5,167	$(280)	$63,435
Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470
Total	$–	$2,542	$102	$(1,163)	$1,481

Changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,103	$6		$4	$(310)	$–	$803	$(4)
Non-prime	947	(7)		1	(139)	–	802	1
Commercial non-agency	50	3		(3)	(8)	–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	(33)	–	120	5
Other	133	10		(7)	(19)	–	117	(7)
Corporate debt securities	9	–		–	–	–	9	–
Total available-for-sale	2,377	25	(a)	–	(509)	–	1,893	(7)
Mortgage servicing rights	1,837	(972	)(b)	–	654	–	1,519	(972	)(b)
Net derivative assets and liabilities	851	1,550	(c)	–	(1,173)	–	1,228	(383	)(d)
2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–
Total available-for-sale	3,106	(30	)(e)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	)(b)	–	704	–	1,837	(616	)(b)
Net derivative assets and liabilities	815	1,427	(f)	–	(1,391)	–	851	(318	)(g)
2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)
Total available-for-sale	1,844	(330	)(h)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	)(b)	–	949	–	1,749	(394	)(b)
Net derivative assets and liabilities	1,698	(755	)(i)	–	(129)	1	815	(1,328	)(j)

(a)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(b)	Included in mortgage banking revenue.
(c)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(d)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.
(e)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(f)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(h)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(i)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(j)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

Additional detail of purchases, sales, principal payments, issuances and settlements

(Dollars in Millions)	Purchases	Sales	Principal Payments	Issuances		Settlements	Net Total
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$–	$(115)	$(195)	$–		$–	$(310)
Non-prime	–	(13)	(126)	–		–	(139)
Commercial non-agency	–	(4)	(4)	–		–	(8)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	(33)	–		–	(33)
Other	5	–	(24)	–		–	(19)
Total available-for-sale	5	(132)	(382)	–		–	(509)
Mortgage servicing rights	35	–	–	619	(a)	–	654
Net derivative assets and liabilities	1	(8)	–	–		(1,166)	(1,173)

(a)	Represents MSRs capitalized during the period

Adjusted carrying values for assets measured at fair value on a nonrecurring basis

	2011				2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$168	$168	$–	$404	$1	$405
Other intangible assets	–	–	–	–	–	–	1	1
Other assets (b)	–	–	310	310	–	816	9	825

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios

(Dollars in Millions)	2011	2010	2009
Loans held for sale	$–	$–	$2
Loans (a)	177	363	293
Other intangible assets	–	1	2
Other assets (b)	316	308	178

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Difference between the aggregate fair value carrying amount of MLFHS and aggregate unpaid principal amount

	2011			2010
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$6,925	$6,635	$290	$8,100	$8,034	$66
Nonaccrual loans	10	15	(5)	11	18	(7)
Loans 90 days or more past due	3	4	(1)	6	6	–

Estimated fair values of financial instruments

	2011		2010
(Dollars in Millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and due from banks	$13,962	$13,962	$14,487	$14,487
Investment securities held-to-maturity	18,877	19,216	1,469	1,419
Mortgages held for sale (a)	3	3	4	4
Other loans held for sale	228	228	267	267
Loans	205,082	206,646	191,751	192,058
Financial Liabilities
Deposits	230,885	231,184	204,252	204,799
Short-term borrowings	30,468	30,448	32,557	32,839
Long-term debt	31,953	32,664	31,537	31,981

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.